EMPLOYEE RELATED LIABILITIES (Schedule of Components of Change in Benefit Obligation, Change in Plan Assets and Funded Status) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Change in benefit obligation:
Change in plan provisions	$ (3,900)
Postretirement Medical Plan [Member]
Change in benefit obligation:
Benefit obligation at beginning of period	2,317	2,995	7,749
Service cost	24	32	146
Interest cost	118	126	399
Benefits paid	(40)	(77)	(93)
Change in plan provisions		(91)	(3,851)
Actuarial (gain) loss	558	(668)	(1,355)
Benefit obligation end of period	2,977	2,317	2,995
Change in plan assets
Fair value of plan assets at beginning of period
Actual return on plan assets
Employer contributions	40	77	93
Benefits paid	(40)	(77)	(93)
Fair value of plan assets at end of period
Funded status	(2,977)	(2,317)	(2,995)
Pension Plan [Member]
Change in benefit obligation:
Benefit obligation at beginning of period	15,873	17,272	15,134
Service cost
Interest cost	796	732	761
Benefits paid	(532)	(437)	(293)
Change in plan provisions		93
Actuarial (gain) loss	3,167	(1,787)	1,670
Benefit obligation end of period	19,304	15,873	17,272
Change in plan assets
Fair value of plan assets at beginning of period	16,652	12,543	10,842
Actual return on plan assets	1,307	3,857	1,488
Employer contributions	709	689	506
Benefits paid	(532)	(437)	(293)
Fair value of plan assets at end of period	18,134	16,652	12,543
Funded status	(1,170)	779	(4,729)
Accumulated benefit obligation	$ 19,304	$ 15,873	$ 17,272